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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    6200 The Corners Parkway           Norcross, Georgia              30092
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.     6200 The Corners Parkway     Norcross, GA 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                    ----------------------------

Date of fiscal year end:        December 31, 2009
                            ---------------------------


Date of reporting period:       June 30, 2009
                            ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS                                            AUGUST 4, 2009
================================================================================

Dear Wells Shareholder:

As real estate investors in today's market, I know that we share some common characteristics. One is the fortitude to adhere to a wise investment strategy. The second is confidence in the importance of including real estate as a part of that strategy.

That is why, even during this period of ongoing volatility, I'm very pleased with a particular aspect of our Funds' performance. You see, our Mutual Funds attempt to mirror two authoritative benchmark indexes for the commercial real estate industry. These benchmarks, in turn, reflect the overall performance of the real estate asset class in the U.S. and globally.

I believe our Mutual Funds have been very effective at mirroring their respective indexes. Clearly, as commercial real estate suffered over the past year, our index Funds saw a corresponding decline in share values. More recently, as investors have begun reinvesting in real estate stocks, share values have risen in response.

By following the pattern of their respective indexes, our Funds are performing right in line with their investment objectives. They're doing what they were designed to do, and this positions you as a shareholder to benefit from any recovery the real estate industry may experience.

Of course, we will probably continue to see volatility in the coming months. Therefore, it's important to remember that the reason we invest in an index fund is because we believe the asset class it tracks will grow in value over time. I like to compare this to someone walking up a flight of stairs tossing a yo-yo. The yo-yo may go up and down many times, but at the top of the stairs, it will be higher than when it started. This picture reflects real estate's historical upward trend over the long-term, and, although no one can know for certain, I believe it will continue to do so in the future.

You may have noticed that the names of the indexes the Funds track have changed slightly. Both indexes are now fully under the oversight of Dow Jones, one of the world's foremost index providers. Therefore, we have removed the word "Wilshire" from the names of our Funds. Rest assured that the indexes' purpose and methodology remain the same, and they continue to stand as benchmark indexes for the real estate asset class.

No matter what the remainder of the year holds, I hope you remain confident along with me in the wisdom of including real estate in your portfolio. Like you, I look forward to the hope of eventual recovery and renewed growth in the commercial real estate industry.

Should you have any questions about the Funds, our Mutual Fund Shareholder Services will be happy to assist you at 800-282-1581. You also can visit www.wellsref.com for additional Fund information.

As always,  I thank you for  choosing  the Wells  Family of Real  Estate  Mutual
Funds.

Sincerely,

/s/ Leo

Leo F. Wells III
President
Wells Real Estate Funds

WELLS FAMILY OF REAL ESTATE FUNDS
REAL ESTATE SECURITIES COMMENTARY
WITH PORTFOLIO MANAGER AMOS ROGERS,
THE TUCKERMAN GROUP
JANUARY TO JULY 2009
================================================================================

After returning -25% in the first quarter ("Q1") of 2009, the global real estate securities market rallied significantly in the second quarter ("Q2"), posting a positive 32% return. In addition to significantly outperforming global equities' 21% return*, the market rallied 65% from its bottom in March before leveling out in June.

This Q2 rally was motivated largely by public real estate companies' ability to raise capital in the equity markets. During Q1, debt markets remained illiquid, perpetuating near-term financing concerns and limiting private property transactions. Yet globally, 81 companies issued $22 billion in equity in Q2. Proceeds were primarily used to pay down near-term debt obligations and strengthen balance sheets. These dilutive equity offerings were well-received by the market due to attractive pricing and discounted valuations.

The Q2 rally also reduced the discounts of price/net asset value ("NAV") in many global real estate markets, leaving the U.S. and the U.K. trading just below their underlying NAVs. However, the Continental European market is still trading at a 30% discount to NAV, and Japan's at a near-historic 49% discount.

After respective declines of -34% and -31% in Q1, the U.S.- and U.K.- listed real estate markets drew roughly in line with the global market in Q2, returning 31% and 34%, respectively. However, declining macroeconomic fundamentals will continue to pressure rental rates and property revenues in these markets. Also, leverage-induced distress is starting to emerge in this sector, and growing defaults inevitably will lead to properties returning to the market.

Asia-Pacific and the emerging markets have outperformed most of the developed world throughout the year and returned 37% and 41% in Q2, respectively. Asia was buoyed by expectations of renewed growth in the Chinese economy, the return of liquidity to the region, and the revival of direct real estate market transactions. Continental Europe has been less volatile than many of its global peers over the last two quarters, outperforming with a -19% return in Q1 and underperforming with a 27% return in Q2. Since this market had declined less in prior periods due to lower leverage and less volatile fundamentals, it had less ground to reclaim.

Looking into the second half of 2009, we expect a number of trends to accelerate -- particularly a stronger divergence between the financial health of public and private real estate owners. We believe the market will continue to favor global listed real estate companies, due to their access to various sources of liquidity. On the private side, we anticipate rising foreclosures and more widespread distress over the next 12 to 18 months. This distress may lead private real estate owners to look toward public IPOs as a potential source of liquidity. In contrast, the stronger public real estate companies may become opportunistic buyers from their overleveraged private and public market peers. Real estate fundamentals are likely to deteriorate further, albeit more slowly in many regions, with the Asia-Pacific region likely continuing to outperform.

In light of these factors, we believe that long-term investors in public real estate -- including those who were priced out or underexposed during the prior cycle -- may begin to increase allocations to the sector.

* Global real estate measured by the Dow Jones Global Select RESI SM; global securities measured by the MSCI World Index SM.

Sources: SSgA, The Tuckerman Group, FTSE EPRA/NAREIT, Citigroup, UBS, Merrill Lynch, Bloomberg, Standard & Poor's, J.P. Morgan, Morgan Stanley, Dow Jones, Wachovia, Bank of America, Green Street Advisors, Price Waterhouse Coopers, CBRE. All returns are in $US.

RISK FACTORS

This material is for your private information. The views expressed are the views of State Street Global Advisors and The Tuckerman Group and are subject to change based on market and other conditions. The opinions expressed may differ from those with different investment philosophies. The information we provide does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor's particular investment objectives, strategies, tax status, or investment horizon. We encourage you to consult your tax advisor or financial representative. All material has been obtained from sources believed to be reliable, but its accuracy is not guaranteed. There is no representation or warranty as to the current accuracy of, nor liability for, decisions based on such information. Past performance is no guarantee of future results.

SSGA MAY HAVE OR MAY SEEK INVESTMENT MANAGEMENT OR OTHER BUSINESS RELATIONSHIPS WITH COMPANIES DISCUSSED IN THIS MATERIAL OR AFFILIATES OF THOSE COMPANIES, SUCH AS THEIR OFFICERS, DIRECTORS, AND PENSION PLANS.

A REAL ESTATE INVESTMENT TRUST ("REIT") IS A LONG-TERM INVESTMENT THAT POOLS INVESTOR FUNDS AND USES THOSE FUNDS TO ACQUIRE COMMERCIAL PROPERTIES. REITS CAN DIFFER BASED UPON PROPERTIES PURCHASED AND INVESTMENT STRATEGIES. THEY ARE REQUIRED TO PAY OUT 90% OF THEIR NET TAXABLE INCOME TO INVESTORS TO MAINTAIN REIT TAX STATUS. A PORTION OF THE REIT DISTRIBUTION MAY BE TAX-DEFERRED DUE TO DEPRECIATION AND OTHER TAX ITEMS; A REIT DISTRIBUTION MAY CONSIST OF RETURN OF CAPITAL, CAPITAL GAINS, AND DIVIDEND INCOME. THERE IS NO GUARANTEE AS TO DISTRIBUTIONS OR PRINCIPAL. NONTRADED REITS ARE SUBJECT TO POTENTIAL ILLIQUIDITY.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL INVESTING ENTAILS ADDITIONAL RISKS SUCH AS CURRENCY EXCHANGE RATES, FOREIGN LEGISLATIVE CHANGES, AND GEOPOLITICAL FLUCTUATIONS. THE DOW JONES U.S. SELECT REIT INDEX SM AND THE DOW JONES GLOBAL SELECT REAL ESTATE SECURITIES INDEX (RESI) SM ARE CALCULATED AND DISTRIBUTED BY DOW JONES INDEXES PURSUANT TO AN AGREEMENT WITH DOW JONES & COMPANY, INC. "DOW JONES" AND "DOW JONES GLOBAL SELECT REAL ESTATE SECURITIES INDEX (RESI)" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC.

The Fund's foreign securities may be subject to foreign taxation. Currency Rate Risk includes changes in the value of American currency if underlying securities or properties are purchased in other currencies, and the outcome may impact investor performance.

Increases in interest rates typically lower the current value of the REIT's income stream. Changes affecting the global real estate economy usually will have a greater impact on performance, as the Fund's holdings are only in the real estate sector. REITs have various risks including potential for vacancies, devaluation of the properties, competition for investment properties, and dependence on real estate management talent.

The opinions expressed by the author are not necessarily wholly reflective of the views of Wells Real Estate Funds, Inc. State Street Global Advisors and The Tuckerman Group statistical data are their own and have not been verified for accuracy by Wells Real Estate Funds, Inc. or its affiliates. Wells Real Estate Funds and Wells Investment Securities, Inc. are not affiliated with State Street Global Advisors or The Tuckerman Group. Wells Real Estate Funds, Inc. is affiliated with Wells Investment Securities, Inc. -- Distributor -- Member FINRA/SIPC.

WELLS DOW JONES U.S. REIT INDEX FUND
SECTOR ALLOCATION (% OF COMMON STOCKS)
JUNE 30, 2009 (UNAUDITED)
================================================================================

                               [PIE CHART OMITTED]

                       Diversified                  8.9%
                       Industrial                   6.2%
                       Office                      17.1%
                       Residential                 16.2%
                       Retail                      24.2%
                       Specialized                 27.4%


WELLS DOW JONES U.S. REIT INDEX FUND
TOP 10 HOLDINGS
JUNE 30, 2009 (UNAUDITED)
================================================================================

                                                           % OF
                                                        NET ASSETS
                                                        ----------
               Simon Property Group, Inc.                 10.0%
               Public Storage, Inc.                        5.9%
               Vornado Realty Trust                        5.2%
               Boston Properties, Inc.                     4.6%
               Equity Residential                          4.3%
               HCP, Inc.                                   4.1%
               Host Hotels & Resorts, Inc.                 3.5%
               Ventas, Inc.                                3.3%
               AvalonBay Communities, Inc.                 3.1%
               Kimco Realty Corp.                          2.7%

WELLS DOW JONES GLOBAL RESI INDEX FUND
COUNTRY ALLOCATION (% OF COMMON STOCKS)
JUNE 30, 2009 (UNAUDITED)
================================================================================

                              [BAR CHART OMITTED]

              Australia                                      9.6%
              Austria                                        1.0%
              Belgium                                        0.7%
              Brazil                                         0.6%
              Canada                                         4.2%
              France                                         5.3%
              Germany                                        0.1%
              Hong Kong                                      7.6%
              Italy                                          0.1%
              Japan                                         13.2%
              Malaysia                                       0.3%
              Netherlands                                    1.6%
              New Zealand                                    0.4%
              Philippines                                    0.6%
              Poland                                         0.3%
              Singapore                                      3.8%
              South Africa                                   0.4%
              Spain                                          0.0%
              Sweden                                         0.6%
              Switzerland                                    0.9%
              Turkey                                         0.1%
              United Kingdom                                 7.3%
              United States                                 41.3%


WELLS DOW JONES GLOBAL RESI INDEX FUND
TOP 10 HOLDINGS
JUNE 30, 2009 (UNAUDITED)
================================================================================

                                                            % OF
                                                          NET ASSETS
                                                          ----------
              Westfield Group                                5.6%
              Mitsui Fudosan Co. Ltd.                        4.4%
              Simon Property Group, Inc.                     4.1%
              Unibail-Rodamco                                3.6%
              Brookfield Asset Management, Inc. - Class A    2.5%
              Public Storage, Inc.                           2.4%
              Vornado Realty Trust                           2.1%
              Boston Properties, Inc.                        1.9%
              CapitaLand Ltd.                                1.8%
              Equity Residential                             1.7%

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED)
============================================================================================
                                                                WELLS DOW        WELLS DOW
                                                                  JONES            JONES
                                                                U.S. REIT       GLOBAL RESI
                                                                INDEX FUND      INDEX FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost .....................................   $182,712,671    $ 45,027,962
                                                               ============    ============
   At market value (Note 1) ................................   $102,732,701    $ 24,888,823
Cash .......................................................             --           1,757
Dividends receivable .......................................        423,545         126,197
Receivable for investment securities sold ..................        159,627          99,861
Receivable for capital shares sold .........................         36,540         117,827
Receivable from Adviser (Note 3) ...........................         35,512          26,060
Net unrealized appreciation on forward foreign currency
   exchange contracts (Note 5) .............................             --             163
Other assets ...............................................         78,707          40,506
                                                               ------------    ------------
   TOTAL ASSETS ............................................    103,466,632      25,301,194
                                                               ------------    ------------

LIABILITIES
Bank overdraft denominated in foreign currency (a) (Note 4)              --          21,272
Income distribution payable ................................        194,353          46,266
Payable for investment securities purchased ................        461,190          12,683
Payable for capital shares redeemed ........................        228,155         585,422
Payable to Underwriter (Note 3) ............................         44,161           7,142
Payable to Administrator (Note 3) ..........................         35,100          12,000
Other accrued expenses and liabilities .....................         16,083          16,349
                                                               ------------    ------------
   TOTAL LIABILITIES .......................................        979,042         701,134
                                                               ------------    ------------

NET ASSETS .................................................   $102,487,590    $ 24,600,060
                                                               ============    ============

NET ASSETS CONSIST OF:
Paid-in capital ............................................   $229,973,155    $ 51,010,872
Accumulated undistributed (overdistributed) net
   investment income .......................................         19,913         (23,128)
Accumulated net realized losses from security transactions .    (47,525,508)     (6,249,440)
Net unrealized depreciation on investments .................    (79,979,970)    (20,139,139)
Net unrealized appreciation on translation of assets
   and liabilities in foreign currencies ...................             --             895
                                                               ------------    ------------
Net assets .................................................   $102,487,590    $ 24,600,060
                                                               ============    ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ....................   $ 66,208,850    $ 20,180,053
                                                               ============    ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) .....................     17,907,894       4,812,875
                                                               ============    ============
Net asset value and redemption price per share (Note 1) ....   $       3.70    $       4.19
                                                               ============    ============
Maximum offering price per share (Note 1) ..................   $       3.85    $       4.36
                                                               ============    ============

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
============================================================================================
                                                                 WELLS DOW       WELLS DOW
                                                                   JONES           JONES
                                                                 U.S. REIT      GLOBAL RESI
                                                                 INDEX FUND     INDEX FUND
--------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ....................   $ 13,953,599
                                                               ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) .....................      3,656,021
                                                               ============
Net asset value and offering price per share(b) (Note 1) ...   $       3.82
                                                               ============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ....................   $ 21,542,870    $  3,582,892
                                                               ============    ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) .....................      5,686,875         857,356
                                                               ============    ============
Net asset value and offering price per share(b) (Note 1) ...   $       3.79    $       4.18
                                                               ============    ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ....................   $    782,271    $    837,115
                                                               ============    ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) .....................        211,497         199,596
                                                               ============    ============
Net asset value, offering price and redemption price
   per share (Note 1) ......................................   $       3.70    $       4.19
                                                               ============    ============

(a)   The cost of bank overdraft denominated in foreign currency is ($22,226).
(b)   Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)
================================================================================================
                                                                     WELLS DOW      WELLS DOW
                                                                       JONES          JONES
                                                                     U.S. REIT      GLOBAL RESI
                                                                     INDEX FUND     INDEX FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ....................................................   $  3,681,133    $    722,396
   Foreign withholding taxes on dividends .......................             --         (42,080)
                                                                    ------------    ------------
      TOTAL INVESTMENT INCOME ...................................      3,681,133         680,316
                                                                    ------------    ------------

EXPENSES
   Investment advisory fees (Note 3) ............................        260,642          59,159
   Distribution expenses, Class A (Note 3) ......................         84,638          21,970
   Distribution expenses, Class B (Note 3) ......................         71,076              --
   Distribution expenses, Class C (Note 3) ......................        107,404          15,495
   Transfer agent fees, Class A (Note 3) ........................         83,863          22,775
   Transfer agent fees, Class B (Note 3) ........................         22,018              --
   Transfer agent fees, Class C (Note 3) ........................         31,558           9,000
   Transfer agent fees, Class I (Note 3) ........................         10,000           5,000
   Postage and supplies .........................................         96,767          18,359
   Professional fees ............................................         43,950          33,033
   Administrative services fees (Note 3) ........................         41,765          12,000
   Custodian and bank service fees ..............................         26,908          26,282
   Accounting services fees (Note 3) ............................         26,283          25,064
   Reports to shareholders ......................................         39,834           9,781
   Registration fees, Common ....................................          6,037           6,751
   Registration fees, Class A ...................................          9,711           4,766
   Registration fees, Class C ...................................          4,299           4,626
   Registration fees, Class I ...................................          2,392           2,136
   Trustees' fees and expenses ..................................         17,485          17,485
   Pricing costs ................................................            744          17,575
   Insurance expense ............................................         15,108           3,017
   Interest expense (Note 7) ....................................          4,562              --
   Other expenses ...............................................         36,697          18,422
                                                                    ------------    ------------
      TOTAL EXPENSES ............................................      1,043,741         332,696
      Fees waived and expenses reimbursed by the Adviser (Note 3)       (226,472)       (156,576)
      Class A expenses reimbursed by the Adviser (Note 3) .......        (93,574)        (27,541)
      Class B expenses reimbursed by the Adviser (Note 3) .......        (22,018)             --
      Class C expenses reimbursed by the Adviser (Note 3) .......        (35,857)        (13,626)
      Class I expenses reimbursed by the Adviser (Note 3) .......        (12,392)         (7,136)
                                                                    ------------    ------------
      NET EXPENSES ..............................................        653,428         127,817
                                                                    ------------    ------------

NET INVESTMENT INCOME ...........................................      3,027,705         552,499
                                                                    ------------    ------------

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
============================================================================================
                                                                 WELLS DOW      WELLS DOW
                                                                   JONES          JONES
                                                                 U.S. REIT      GLOBAL RESI
                                                                 INDEX FUND     INDEX FUND
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized gains (losses) from:
      Security transactions ................................   $(33,305,069)   $ (3,430,004)
      Foreign currency transactions ........................             --          12,301
   Net change in unrealized appreciation/depreciation on:
      Security transactions ................................      7,072,293       2,478,048
      Foreign currency translation .........................             --             435
                                                               ------------    ------------

NET REALIZED AND UNREALIZED LOSSES ON
   INVESTMENTS AND FOREIGN CURRENCIES ......................    (26,232,776)       (939,220)
                                                               ------------    ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .................   $(23,205,071)   $   (386,721)
                                                               ============    ============

See accompanying notes to financial statements.

WELLS DOW JONES U.S. REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================
                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,      YEAR ENDED
                                                                    2009        DECEMBER 31,
                                                                 (UNAUDITED)       2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...................................   $  3,027,705    $  5,000,182
   Net realized gains (losses) from security transactions ..    (33,305,069)        830,949
   Net change in unrealized appreciation/depreciation on
      security transactions ................................      7,072,293     (92,332,935)
                                                               ------------    ------------
Net decrease in net assets from operations .................    (23,205,071)    (86,501,804)
                                                               ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A ...........     (2,050,869)     (3,554,306)
   Dividends from net investment income, Class B ...........       (364,016)       (585,862)
   Dividends from net investment income, Class C ...........       (566,823)       (832,809)
   Dividends from net investment income, Class I ...........        (26,084)        (27,205)
   Distributions from net realized gains, Class A ..........             --      (8,853,605)
   Distributions from net realized gains, Class B ..........             --      (1,761,651)
   Distributions from net realized gains, Class C ..........             --      (2,592,028)
   Distributions from net realized gains, Class I ..........             --        (142,582)
   Return of capital, Class A ..............................             --      (3,573,569)
   Return of capital, Class B ..............................             --        (754,945)
   Return of capital, Class C ..............................             --      (1,080,986)
   Return of capital, Class I ..............................             --         (38,656)
                                                               ------------    ------------
Decrease in net assets from distributions to shareholders ..     (3,007,792)    (23,798,204)
                                                               ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)
CLASS A
   Proceeds from shares sold ...............................      7,707,351      33,078,875
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ........................      1,749,764      14,173,264
   Payments for shares redeemed ............................    (21,911,929)    (56,415,979)
                                                               ------------    ------------
Net decrease in net assets from Class A share transactions .    (12,454,814)     (9,163,840)
                                                               ------------    ------------

CLASS B
   Proceeds from shares sold ...............................         37,183         124,011
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ........................        315,123       2,730,944
   Payments for shares redeemed ............................     (2,459,855)     (9,497,153)
                                                               ------------    ------------
Net decrease in net assets from Class B share transactions .     (2,107,549)     (6,642,198)
                                                               ------------    ------------

CLASS C
   Proceeds from shares sold ...............................      1,298,826       5,396,410
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ........................        509,940       4,083,878
   Payments for shares redeemed ............................     (4,087,418)    (15,201,746)
                                                               ------------    ------------
Net decrease in net assets from Class C share transactions .     (2,278,652)     (5,721,458)
                                                               ------------    ------------

WELLS DOW JONES U.S. REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
============================================================================================
                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,      YEAR ENDED
                                                                    2009        DECEMBER 31,
                                                                 (UNAUDITED)       2008
--------------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold ...............................   $    117,518    $  1,806,399
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ........................         22,567         133,858
   Payments for shares redeemed ............................       (652,926)       (219,812)
                                                               ------------    ------------
Net increase (decrease) in net assets from
   Class I share transactions ..............................       (512,841)      1,720,445
                                                               ------------    ------------

TOTAL DECREASE IN NET ASSETS ...............................    (43,566,719)   (130,107,059)

NET ASSETS
   Beginning of period .....................................    146,054,309     276,161,368
                                                               ------------    ------------
   End of period ...........................................   $102,487,590    $146,054,309
                                                               ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ............   $     19,913    $         --
                                                               ============    ============

See accompanying notes to financial statements.

WELLS DOW JONES GLOBAL RESI INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================
                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,      YEAR ENDED
                                                                    2009        DECEMBER 31,
                                                                 (UNAUDITED)       2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...................................   $    552,499    $    750,358
   Net realized gains (losses) from:
      Security transactions ................................     (3,430,004)     (2,584,418)
      Foreign currency transactions ........................         12,301          (5,441)
   Net change in unrealized appreciation/depreciation on:
      Security transactions ................................      2,478,048     (17,202,949)
      Foreign currency translation .........................            435          (1,349)
                                                               ------------    ------------
Net decrease in net assets from operations .................       (386,721)    (19,043,799)
                                                               ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A ...........       (470,718)       (602,498)
   Dividends from net investment income, Class C ...........        (72,791)       (115,468)
   Dividends from net investment income, Class I ...........        (21,123)        (65,015)
   Return of capital, Class A ..............................             --        (155,789)
   Return of capital, Class C ..............................             --         (45,628)
   Return of capital, Class I ..............................             --         (15,053)
                                                               ------------    ------------
Decrease in net assets from distributions to shareholders ..       (564,632)       (999,451)
                                                               ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)
CLASS A
   Proceeds from shares sold ...............................      3,000,044      21,665,195
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ........................        392,437         682,977
   Payments for shares redeemed ............................     (2,364,136)     (5,462,341)
                                                               ------------    ------------
Net increase in net assets from Class A share transactions .      1,028,345      16,885,831
                                                               ------------    ------------

CLASS C
   Proceeds from shares sold ...............................        327,686       2,329,549
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ........................         68,732         148,728
   Payments for shares redeemed ............................       (489,320)     (2,757,413)
                                                               ------------    ------------
Net decrease in net assets from Class C share transactions .        (92,902)       (279,136)
                                                               ------------    ------------

CLASS I
   Proceeds from shares sold ...............................         51,340         614,962
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ........................         18,452          68,320
   Payments for shares redeemed ............................       (297,631)       (762,572)
                                                               ------------    ------------
Net decrease in net assets from Class I share transactions .       (227,839)        (79,290)
                                                               ------------    ------------

TOTAL DECREASE IN NET ASSETS ...............................       (243,749)     (3,515,845)

NET ASSETS
   Beginning of period .....................................     24,843,809      28,359,654
                                                               ------------    ------------
   End of period ...........................................   $ 24,600,060    $ 24,843,809
                                                               ============    ============

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME ...........   $    (23,128)   $    (27,483)
                                                               ============    ============

See accompanying notes to financial statements.

WELLS DOW JONES U.S. REIT INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                                SIX MONTHS
                                                   ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                                  JUNE 30,         ENDED         ENDED         ENDED         ENDED         ENDED
                                                   2009           DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                (UNAUDITED)         2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $     4.43     $     8.44    $    13.77    $    11.64    $    11.97    $    10.31
                                                 ----------     ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income .....................         0.11           0.19          0.21          0.22          0.27          0.31
   Net realized and unrealized gains
      (losses) on security transactions ......        (0.73)         (3.36)        (2.57)         3.70          0.92          2.73
                                                 ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations .............        (0.62)         (3.17)        (2.36)         3.92          1.19          3.04
                                                 ----------     ----------    ----------    ----------    ----------    ----------

Less distributions:
   Dividends from net investment income ......        (0.11)         (0.19)        (0.21)        (0.22)        (0.27)        (0.31)
   Distributions from net realized gains .....           --          (0.46)        (2.56)        (1.39)        (1.04)        (0.99)
   Return of capital .........................           --          (0.19)        (0.20)        (0.18)        (0.21)        (0.08)
                                                 ----------     ----------    ----------    ----------    ----------    ----------
Total distributions ..........................        (0.11)         (0.84)        (2.97)        (1.79)        (1.52)        (1.38)
                                                 ----------     ----------    ----------    ----------    ----------    ----------

Net asset value at end of period .............   $     3.70     $     4.43    $     8.44    $    13.77    $    11.64    $    11.97
                                                 ==========     ==========    ==========    ==========    ==========    ==========

Total return(a) ..............................      (13.54%)(b)    (38.26%)      (17.71%)       34.11%        10.15%        30.13%
                                                 ==========     ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) ..........   $   66,209     $   96,202    $  173,840    $  267,234    $  210,471    $  212,993
                                                 ==========     ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to average net assets(c)        0.99%(d)       0.99%         0.99%         0.99%         0.99%         0.99%

Ratio of net investment income
   to average net assets .....................        6.09%(d)       2.50%         1.51%         1.60%         2.17%         2.86%

Portfolio turnover rate ......................          14%(b)         11%           28%           20%           18%           26%

(a)   Total returns shown exclude the effect of applicable sales loads.
(b)   Not annualized.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.71%(d), 1.27%, 1.14%, 1.18%, 1.25% and 1.30% for the periods ended June 30, 2009, December 31, 2008, 2007, 2006, 2005 and 2004, respectively (Note 3).
(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES U.S. REIT INDEX FUND
CLASS B
FINANCIAL HIGHLIGHTS
=========================================================================================================================
                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================================================
                                                 SIX MONTHS
                                                    ENDED          YEAR        YEAR        YEAR        YEAR        YEAR
                                                   JUNE 30,       ENDED       ENDED       ENDED       ENDED       ENDED
                                                    2009         DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                                 (UNAUDITED)       2008        2007        2006        2005        2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........  $   4.57       $   8.66    $  14.03    $  11.84    $  12.15    $  10.46
                                                  --------       --------    --------    --------    --------    --------

Income (loss) from investment operations:
   Net investment income........................      0.10           0.14        0.11        0.12        0.18        0.23
   Net realized and unrealized gains
      (losses) on security transactions.........     (0.75)         (3.45)      (2.61)       3.75        0.94        2.76
                                                  --------       --------    --------    --------    --------    --------
Total from investment operations................     (0.65)         (3.31)      (2.50)       3.87        1.12        2.99
                                                  --------       --------    --------    --------    --------    --------

Less distributions:
   Dividends from net investment income.........     (0.10)         (0.14)      (0.11)      (0.12)      (0.18)      (0.23)
   Distributions from net realized gains........        --          (0.46)      (2.56)      (1.39)      (1.04)      (0.99)
   Return of capital............................        --          (0.18)      (0.20)      (0.17)      (0.21)      (0.08)
                                                  --------       --------    --------    --------    --------    --------
Total distributions.............................     (0.10)         (0.78)      (2.87)      (1.68)      (1.43)      (1.30)
                                                  --------       --------    --------    --------    --------    --------

Net asset value at end of period................  $   3.82       $   4.57    $   8.66    $  14.03    $  11.84    $  12.15
                                                  ========       ========    ========    ========    ========    ========

Total return(a) ................................   (13.91%)(b)    (38.70%)    (18.32%)     33.07%       9.35%      29.12%
                                                  ========       ========    ========    ========    ========    ========

Net assets at end of period (000's).............  $ 13,954       $ 19,459    $ 43,158    $ 69,225    $ 55,231    $ 51,588
                                                  ========       ========    ========    ========    ========    ========

Ratio of net expenses to average net assets(c) .     1.74%(d)       1.74%       1.74%       1.74%       1.74%       1.74%

Ratio of net investment income to
   average net assets...........................     5.34%(d)       1.75%       0.76%       0.85%       1.42%       2.11%

Portfolio turnover rate ........................       14%(b)         11%         28%         20%         18%         26%

(a)   Total returns shown exclude the effect of applicable sales loads.
(b)   Not annualized.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.50%(d), 2.03%, 1.89%, 1.94%, 2.00% and 1.94% for the periods ended June 30, 2009, December 31, 2008, 2007, 2006, 2005 and 2004, respectively (Note 3).
(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES U.S. REIT INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
=========================================================================================================================
                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================================================
                                                 SIX MONTHS
                                                    ENDED          YEAR        YEAR        YEAR        YEAR        YEAR
                                                   JUNE 30,       ENDED       ENDED       ENDED       ENDED       ENDED
                                                     2009        DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                                 (UNAUDITED)       2008        2007       2006         2005        2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........  $   4.53       $   8.60    $  13.96    $  11.79    $  12.10    $  10.43
                                                  --------       --------    --------    --------    --------    --------

Income (loss) from investment operations:
   Net investment income .......................      0.10           0.14        0.11        0.12        0.18        0.23
   Net realized and unrealized gains
      (losses) on security transactions ........     (0.74)         (3.43)      (2.60)       3.73        0.94        2.74
                                                  --------       --------    --------    --------    --------    --------
Total from investment operations ...............     (0.64)         (3.29)      (2.49)       3.85        1.12        2.97
                                                  --------       --------    --------    --------    --------    --------

Less distributions:
   Dividends from net investment income ........     (0.10)         (0.14)      (0.11)      (0.12)      (0.18)      (0.23)
   Distributions from net realized gains .......        --          (0.46)      (2.56)      (1.39)      (1.04)      (0.99)
   Return of capital ...........................        --          (0.18)      (0.20)      (0.17)      (0.21)      (0.08)
                                                  --------       --------    --------    --------    --------    --------
Total distributions ............................     (0.10)         (0.78)      (2.87)      (1.68)      (1.43)      (1.30)
                                                  --------       --------    --------    --------    --------    --------

Net asset value at end of period ...............  $   3.79       $   4.53    $   8.60    $  13.96    $  11.79    $  12.10
                                                  ========       ========    ========    ========    ========    ========

Total return(a) ................................   (13.82%)(b)    (38.76%)    (18.35%)     33.04%       9.39%      29.01%
                                                  ========       ========    ========    ========    ========    ========

Net assets at end of period (000's) ............  $ 21,543       $ 28,864    $ 58,687    $ 90,385    $ 73,420    $ 68,912
                                                  ========       ========    ========    ========    ========    ========

Ratio of net expenses to average net assets(c) .     1.74%(d)       1.74%       1.74%       1.74%       1.74%       1.74%

Ratio of net investment income
   to average net assets .......................     5.34%(d)       1.75%       0.76%       0.85%       1.42%       2.11%

Portfolio turnover rate ........................       14%(b)         11%         28%         20%         18%         26%

(a)   Total returns shown exclude the effect of applicable sales loads.
(b)   Not annualized.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.52%(d), 2.05%, 1.90%, 1.94%, 2.01% and 1.94% for the periods ended June 30, 2009, December 31, 2008, 2007, 2006, 2005 and 2004, respectively (Note 3).
(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES U.S. REIT INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
=========================================================================================================================
                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================================================
                                                 SIX MONTHS
                                                    ENDED          YEAR        YEAR        YEAR        YEAR        YEAR
                                                   JUNE 30,       ENDED       ENDED       ENDED       ENDED       ENDED
                                                     2009        DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                                 (UNAUDITED)       2008        2007       2006         2005        2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........  $   4.43       $   8.45    $  13.77    $  11.65    $  11.97    $  10.31
                                                  --------       --------    --------    --------    --------    --------

Income (losses) from investment operations:
   Net investment income .......................      0.12           0.18        0.25        0.25        0.30        0.29
   Net realized and unrealized gains
      (losses) on security transactions ........     (0.73)         (3.35)      (2.58)       3.69        0.93        2.77
                                                  --------       --------    --------    --------    --------    --------
Total from investment operations ...............     (0.61)         (3.17)      (2.33)       3.94        1.23        3.06
                                                  --------       --------    --------    --------    --------    --------

Less distributions:
   Dividends from net investment income ........     (0.12)         (0.18)      (0.25)      (0.25)      (0.30)      (0.29)
   Distributions from net realized gains .......        --          (0.46)      (2.56)      (1.39)      (1.04)      (0.99)
   Return of capital ...........................        --          (0.21)      (0.18)      (0.18)      (0.21)      (0.12)
                                                  --------       --------    --------    --------    --------    --------
Total distributions ............................     (0.12)         (0.85)      (2.99)      (1.82)      (1.55)      (1.40)
                                                  --------       --------    --------    --------    --------    --------

Net asset value at end of period ...............  $   3.70       $   4.43    $   8.45    $  13.77    $  11.65    $  11.97
                                                  ========       ========    ========    ========    ========    ========

Total return ...................................   (13.40%)(a)    (38.17%)    (17.45%)     34.32%      10.51%      30.44%
                                                  ========       ========    ========    ========    ========    ========

Net assets at end of period (000's) ............  $    782       $  1,529    $    476    $    988    $    683    $    598
                                                  ========       ========    ========    ========    ========    ========

Ratio of net expenses to average net assets(b) .     0.74%(c)       0.74%       0.74%       0.74%       0.74%       0.74%

Ratio of net investment income
   to average net assets .......................     6.34%(c)       2.75%       1.76%       1.85%       2.42%       3.11%

Portfolio turnover rate ........................       14%(a)         11%         28%         20%         18%         26%

(a)   Not annualized.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.11%(c), 1.95%, 1.69%, 2.42%, 3.92% and 9.41% for the periods ended June 30, 2009, December 31, 2008, 2007, 2006, 2005 and 2004, respectively (Note 3).
(c)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES GLOBAL RESI INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=============================================================================================================
                                                      SIX MONTHS
                                                         ENDED           YEAR          YEAR          PERIOD
                                                        JUNE 30,         ENDED         ENDED          ENDED
                                                         2009           DEC. 31,      DEC. 31,       DEC. 31,
                                                      (UNAUDITED)         2008          2007         2006(a)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............  $     4.35       $     8.47    $    10.00    $    10.00
                                                      ----------       ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income ...........................        0.10             0.19          0.13            --
   Net realized and unrealized losses
      on security transactions .....................       (0.16)           (4.07)        (1.44)           --
                                                      ----------       ----------    ----------    ----------
Total from investment operations ...................       (0.06)           (3.88)        (1.31)           --
                                                      ----------       ----------    ----------    ----------

Less distributions:
   Dividends from net investment income ............       (0.10)           (0.19)        (0.13)           --
   Distributions from net realized gains ...........          --               --         (0.09)           --
   Return of capital ...............................          --            (0.05)           --            --
                                                      ----------       ----------    ----------    ----------
Total distributions ................................       (0.10)           (0.24)        (0.22)           --
                                                      ----------       ----------    ----------    ----------

Net asset value at end of period ...................  $     4.19       $     4.35    $     8.47    $    10.00
                                                      ==========       ==========    ==========    ==========

Total return(b) ....................................      (1.02%)(c)      (46.69%)      (13.26%)        0.00%
                                                      ==========       ==========    ==========    ==========

Net assets at end of period (000's) ................  $   20,180       $   19,869    $   18,306    $    2,012
                                                      ==========       ==========    ==========    ==========

Ratio of net expenses to average net assets(d) .....       1.09%(e)         1.09%         1.09%            --

Ratio of net investment income to average net assets       5.24%(e)         3.14%         1.92%            --

Portfolio turnover rate ............................          7%(c)           14%           18%            --

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.
(b)   Total returns shown exclude the effect of applicable sales loads.
(c)   Not annualized.
(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.86%(e), 2.69% and 3.62% for the periods ended June 30, 2009, December 31, 2008 and 2007, respectively (Note 3).
(e)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES GLOBAL RESI INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
=================================================================================================================
                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================
                                                       SIX MONTHS
                                                          ENDED            YEAR           YEAR           PERIOD
                                                         JUNE 30,          ENDED          ENDED           ENDED
                                                          2009            DEC. 31,       DEC. 31,        DEC. 31,
                                                       (UNAUDITED)          2008           2007          2006(a)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $     4.34        $     8.45     $    10.00     $    10.00
                                                       ----------        ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income ...........................         0.09              0.14           0.09             --
   Net realized and unrealized losses
      on security transactions .....................        (0.16)            (4.06)         (1.46)            --
                                                       ----------        ----------     ----------     ----------
Total from investment operations ...................        (0.07)            (3.92)         (1.37)            --
                                                       ----------        ----------     ----------     ----------

Less distributions:
   Dividends from net investment income ............        (0.09)            (0.14)         (0.09)            --
   Distributions from net realized gains ...........           --                --          (0.09)            --
   Return of capital ...............................           --             (0.05)            --             --
                                                       ----------        ----------     ----------     ----------
Total distributions ................................        (0.09)            (0.19)         (0.18)            --
                                                       ----------        ----------     ----------     ----------

Net asset value at end of period ...................   $     4.18        $     4.34     $     8.45     $    10.00
                                                       ==========        ==========     ==========     ==========

Total return(b) ....................................       (1.38%)(c)       (47.10%)       (13.87%)         0.00%
                                                       ==========        ==========     ==========     ==========

Net assets at end of period (000's) ................   $    3,583        $    3,815     $    7,480     $       10
                                                       ==========        ==========     ==========     ==========

Ratio of net expenses to average net assets(d) .....        1.84%(e)          1.84%          1.84%             --

Ratio of net investment income to average net assets        4.49%(e)          2.39%          1.17%             --

Portfolio turnover rate ............................           7%(c)            14%            18%             --

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.
(b)   Total returns shown exclude the effect of applicable sales loads.
(c)   Not annualized.
(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.18%(e), 3.62% and 4.72% for the periods ended June 30, 2009, December 31, 2008 and 2007, respectively (Note 3).
(e)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES GLOBAL RESI INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
===========================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===========================================================================================================
                                                                SIX MONTHS
                                                                   ENDED            YEAR          PERIOD
                                                                  JUNE 30,         ENDED           ENDED
                                                                    2009          DEC. 31,        DEC. 31,
                                                                (UNAUDITED)         2008          2007(a)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................  $     4.35       $     8.47     $     9.82
                                                                ----------       ----------     ----------

Income (loss) from investment operations:
   Net investment income .....................................        0.10             0.21           0.15
   Net realized and unrealized losses on security transactions       (0.16)           (4.07)         (1.26)
                                                                ----------       ----------     ----------
Total from investment operations .............................       (0.06)           (3.86)         (1.11)
                                                                ----------       ----------     ----------

Less distributions:
   Dividends from net investment income ......................       (0.10)           (0.21)         (0.15)
   Distributions from net realized gains .....................          --               --          (0.09)
   Return of capital .........................................          --            (0.05)            --
                                                                ----------       ----------     ----------
Total distributions ..........................................       (0.10)           (0.26)         (0.24)
                                                                ----------       ----------     ----------

Net asset value at end of period .............................  $     4.19       $     4.35     $     8.47
                                                                ==========       ==========     ==========

Total return .................................................      (0.91%)(b)      (46.56%)       (11.52%)(b)
                                                                ==========       ==========     ==========

Net assets at end of period (000's) ..........................  $      837       $    1,159     $    2,574
                                                                ==========       ==========     ==========

Ratio of net expenses to average net assets(c) ...............       0.84%(d)         0.84%          0.84%(d)

Ratio of net investment income to average net assets .........       5.49%(d)         3.39%          2.17%(d)

Portfolio turnover rate ......................................          7%(b)           14%            18%

(a) Represents the period from the commencement of operations (January 10, 2007) through December 31, 2007.
(b)   Not annualized.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.00% (d), 3.36%, and 4.05%(d) for the periods ended June 30, 2009, December 31, 2008 and 2007, respectively (Note 3).
(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 99.4%                                    SHARES       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED -- 8.9%
Colonial Properties Trust .........................       34,925   $    258,445
Cousins Properties, Inc. ..........................       30,026        255,224
Liberty Property Trust ............................       76,100      1,753,344
PS Business Parks, Inc. ...........................       11,083        536,861
Vornado Realty Trust ..............................      118,709      5,345,462
Washington Real Estate Investment Trust ...........       42,026        940,122
                                                                   ------------
                                                                      9,089,458
                                                                   ------------
INDUSTRIAL -- 6.1%
AMB Property Corp. ................................      105,409      1,982,743
DCT Industrial Trust, Inc. ........................      140,800        574,464
DuPont Fabros Technology, Inc. ....................       29,144        274,536
EastGroup Properties, Inc. ........................       18,128        598,587
First Industrial Realty Trust, Inc. ...............       28,645        124,606
First Potomac Realty Trust ........................       19,646        191,549
ProLogis ..........................................      319,086      2,571,833
                                                                   ------------
                                                                      6,318,318
                                                                   ------------
OFFICE -- 17.0%
Alexandria Real Estate Equities, Inc. .............       28,399      1,016,400
BioMed Realty Trust, Inc. .........................       69,509        711,077
Boston Properties, Inc. ...........................       98,217      4,684,951
Brandywine Realty Trust ...........................       89,075        663,609
Corporate Office Properties Trust .................       41,362      1,213,147
Digital Realty Trust, Inc. ........................       50,473      1,809,457
Douglas Emmett, Inc. ..............................       87,531        786,904
Duke Realty Corp. .................................      161,345      1,414,996
Highwoods Properties, Inc. ........................       50,460      1,128,790
HRPT Properties Trust .............................      162,539        659,908
Kilroy Realty Corp. ...............................       30,132        618,911
Mack-Cali Realty Corp. ............................       55,329      1,261,501
Parkway Properties, Inc. ..........................       15,487        201,331
SL Green Realty Corp. .............................       53,389      1,224,744
                                                                   ------------
                                                                     17,395,726
                                                                   ------------
RESIDENTIAL -- 16.1%
American Campus Communities, Inc. .................       38,046        843,860
Apartment Investment & Management Co. - Class A ...       84,282        745,896
AvalonBay Communities, Inc. .......................       57,279      3,204,187
BRE Properties, Inc. ..............................       36,847        875,485
Camden Property Trust .............................       47,069      1,299,104
Education Realty Trust, Inc. ......................       19,516         83,724
Equity Lifestyle Properties, Inc. .................       16,745        622,579
Equity Residential ................................      197,403      4,388,269
Essex Property Trust, Inc. ........................       19,822      1,233,523
Home Properties, Inc. .............................       23,647        806,363
Mid-America Apartment Communities, Inc. ...........       20,305        745,396
Post Properties, Inc. .............................       31,711        426,196

WELLS DOW JONES U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.4% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
RESIDENTIAL -- 16.1% (CONTINUED)
Sun Communities, Inc. .............................       12,230   $    168,529
UDR, Inc. .........................................      107,494      1,110,413
                                                                   ------------
                                                                     16,553,524
                                                                   ------------
RETAIL -- 24.0%
Acadia Realty Trust ...............................       28,574        372,891
Alexander's, Inc. (a) .............................        1,898        511,701
CBL & Associates Properties, Inc. .................       93,184        502,262
Cedar Shopping Centers, Inc. ......................       32,405        146,471
Developers Diversified Realty Corp. ...............       98,140        478,923
Equity One, Inc. ..................................       28,145        373,203
Federal Realty Investment Trust ...................       42,364      2,182,593
Inland Real Estate Corp. ..........................       51,884        363,188
Kimco Realty Corp. ................................      271,360      2,727,168
Kite Realty Group Trust ...........................       42,359        123,688
Macerich Co. (The) ................................       56,408        993,352
Pennsylvania Real Estate Investment Trust .........       28,900        144,500
Ramco-Gershenson Properties Trust .................       13,340        133,533
Regency Centers Corp. .............................       57,653      2,012,666
Saul Centers, Inc. ................................        8,253        244,041
Simon Property Group, Inc. ........................      200,263     10,299,538
Tanger Factory Outlet Centers, Inc. ...............       22,827        740,280
Taubman Centers, Inc. .............................       37,885      1,017,591
Weingarten Realty Investors .......................       86,285      1,251,995
                                                                   ------------
                                                                     24,619,584
                                                                   ------------
SPECIALIZED -- 27.3%
Ashford Hospitality Trust, Inc. ...................       68,660        192,934
DiamondRock Hospitality Co. .......................       77,643        486,045
Extra Space Storage, Inc. .........................       61,545        513,901
FelCor Lodging Trust, Inc. ........................       46,561        114,540
HCP, Inc. .........................................      196,484      4,163,496
Health Care REIT, Inc. ............................       79,869      2,723,533
Healthcare Realty Trust, Inc. .....................       42,360        712,919
Hersha Hospitality Trust ..........................       34,920         86,601
Hospitality Properties Trust ......................       80,228        953,911
Host Hotels & Resorts, Inc. .......................      430,188      3,609,277
LaSalle Hotel Properties ..........................       45,658        563,420
Nationwide Health Properties, Inc. ................       73,765      1,898,711
Public Storage, Inc. ..............................       92,716      6,071,044
Senior Housing Properties Trust ...................       86,550      1,412,496
Sovran Self Storage, Inc. .........................       15,873        390,476
Sunstone Hotel Investors, Inc. ....................       51,706        276,627
Universal Health Realty Income Trust ..............        7,861        247,779
U-Store-It Trust ..................................       34,549        169,290
Ventas, Inc. ......................................      112,817      3,368,716
                                                                   ------------
                                                                     27,955,716
                                                                   ------------

TOTAL COMMON STOCKS (Cost $181,919,048) ...........                $101,932,326
                                                                   ------------

WELLS DOW JONES U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CASH EQUIVALENTS -- 0.8%                                  SHARES       VALUE
-------------------------------------------------------------------------------
First American Treasury Obligations Fund -
   Class Y, 0.00% (b) (Cost $800,375) .............      800,375   $    800,375
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.2%
   (Cost $182,719,423) ............................                $102,732,701

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ...                    (245,111)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $102,487,590
                                                                   ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to financial statements.

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
===============================================================================
COMMON STOCKS -- 100.3%                                   SHARES       VALUE
-------------------------------------------------------------------------------
AUSTRALIA -- 9.6%
Abacus Property Group (a) .........................       99,113   $     29,477
Babcock & Brown Japan Property Trust (a) ..........       40,766         12,173
Bunnings Warehouse Property Trust (a) .............       22,538         29,582
Centro Properties Group (a) (b) ...................          701             53
CFS Retail Property Trust (a) .....................       98,729        131,226
Commonwealth Property Office Fund (a) .............      136,536         91,485
Dexus Property Group (a) ..........................      334,463        201,894
Goodman Group (a) .................................      185,214         55,000
GPT Group (a) .....................................      658,903        258,691
ING Industrial Fund (a) ...........................       87,933         17,270
ING Office Fund (a) ...............................      131,011         48,568
ING Real Estate Community Living Group (a) ........       25,672          1,035
Macquarie CountryWide Trust (a) ...................      104,042         45,444
Macquarie Leisure Trust Group (a) .................        1,060          1,213
Macquarie Office Trust (a) ........................      331,486         55,892
Westfield Group (a) ...............................      149,665      1,374,288
                                                                   ------------
                                                                      2,353,291
                                                                   ------------
AUSTRIA -- 1.0%
Atrium European Real Estate Ltd. (a) (b) ..........       15,772         70,326
CA Immobilien Anlagen AG (a) (b) ..................        5,876         48,857
IMMOEAST AG (a) (b) ...............................       27,975         70,757
Immofinanz Immobilien Anlagen AG (a) (b) ..........       29,476         60,727
                                                                   ------------
                                                                        250,667
                                                                   ------------
BELGIUM -- 0.7%
Befimmo S.C.A. (a) ................................        1,002         76,210
Cofinimmo (a) .....................................          795         92,680
                                                                   ------------
                                                                        168,890
                                                                   ------------
BRAZIL -- 0.6%
BR Malls Participacoes SA (b) .....................        7,641         58,093
Cyrela Brazil Realty SA Empreendimentos e
   Participacoes ..................................       12,000         90,928
                                                                   ------------
                                                                        149,021
                                                                   ------------
CANADA -- 4.2%
Artis Real Estate Investment Trust ................        1,100          7,577
Boardwalk Real Estate Investment Trust ............        1,738         48,937
Brookfield Asset Management, Inc. - Class A .......       36,294        621,906
Calloway Real Estate Investment Trust .............        2,907         32,140
Canadian Apartment Properties Real Estate
   Investment Trust ...............................        2,446         28,117
Canadian Real Estate Investment Trust .............        2,188         46,347
Chartwell Seniors Housing Real Estate
   Investment Trust ...............................        3,700         17,268
Extendicare Real Estate Investment Trust ..........        2,400         12,916
First Capital Realty, Inc. ........................        2,426         34,802
H&R Real Estate Investment Trust ..................        5,225         49,400
Primaris Retail Real Estate Investment Trust ......        2,300         23,448
RioCan Real Estate Investment Trust ...............        7,846        103,231
                                                                   ------------
                                                                      1,026,089
                                                                   ------------

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 100.3% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
FRANCE -- 5.3%
Fonciere des Regions (a) ..........................        1,593   $    120,091
Gecina SA (a) .....................................        1,255         77,851
Klepierre (a) .....................................        6,263        162,279
Societe Immobiliere de Location pour
   l'Industrie et le Commerce (Silic) (a) .........          604         53,427
Unibail-Rodamco (a) ...............................        5,989        895,303
                                                                   ------------
                                                                      1,308,951
                                                                   ------------
GERMANY -- 0.1%
IVG Immobilien AG (a) (b) .........................        5,515         35,231
                                                                   ------------

HONG KONG -- 7.6%
Champion Real Estate Investment Trust (a) .........      120,525         39,414
Chinese Estates Holdings Ltd. (a) .................          349            637
GZI Real Estate Investment Trust (a) ..............       56,000         18,151
Hang Lung Group Ltd. (a) ..........................       60,201        281,703
Hang Lung Properties Ltd. (a) .....................      129,972        428,002
Henderson Land Development Co. Ltd. (a) ...........           11             63
Hongkong Land Holdings Ltd. .......................       87,000        307,980
Hysan Development Co. Ltd. (a) ....................       42,822        109,651
Kerry Properties Ltd. (a) .........................       43,438        189,216
Link REIT (The) (a) ...............................      155,276        330,009
Prosperity REIT (a) ...............................       78,000         10,648
Wheelock and Co. Ltd. (a) .........................       59,439        152,758
                                                                   ------------
                                                                      1,868,232
                                                                   ------------
ITALY -- 0.1%
Beni Stabili S.p.A. (a) ...........................       27,354         21,459
                                                                   ------------

JAPAN -- 13.3%
AEON Mall Co. Ltd. (a) ............................        5,640        106,867
DA Office Investment Corp. (a) ....................           15         41,034
DAIBIRU CORP. (a) .................................        4,200         36,186
Frontier Real Estate Investment Corp. (a) .........           10         63,810
Fukuoka REIT Corp. (a) ............................            6         26,803
Global One Real Estate Investment Co. Ltd. (a) ....            7         50,872
Hankyu REIT, Inc. (a) .............................            6         26,189
HEIWA REAL ESTATE CO. LTD. (a) ....................       11,000         35,910
Japan Excellent, Inc. (a) .........................           10         42,252
Japan Hotel and Resort, Inc. (a) ..................            6         11,090
JAPAN OFFICE Investment Corp. (a) .................            9          9,358
Japan Prime Realty Investment Corp. (a) ...........           43         92,617
Japan Real Estate Investment Corp. (a) ............           32        265,025
Japan Retail Fund Investment Corp. (a) ............           28        128,972
Kenedix Realty Investment Corp. (a) ...............           15         51,646
Mitsui Fudosan Co. Ltd. (a) .......................       62,346      1,079,658
MORI HILLS REIT INVESTMENT CORP. (a) ..............            8         30,323
MORI TRUST Sogo Reit, Inc. (a) ....................            8         56,895
Nippon Building Fund, Inc. (a) ....................           38        324,318
Nippon Commercial Investment Corp. (a) ............           18         34,367

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 100.3% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN -- 13.3% (CONTINUED)
Nippon Residential Investment Corp. (a) ...........           18   $     44,057
Nomura Real Estate Office Fund, Inc. (a) ..........           21        133,300
NTT URBAN DEVELOPMENT CORP. (a) ...................           80         76,999
ORIX JREIT, Inc. (a) ..............................           18         82,289
Premier Investment Co. (a) ........................            9         31,959
Shoei Co. Ltd. (a) ................................        2,800         23,933
SURUGA CORP. (a) (b) ..............................        1,300             --
TOC Co. Ltd. (a) ..................................        7,500         32,608
TOKYU LAND CORP. (a) ..............................       33,000        149,692
TOKYU REIT, Inc. (a) ..............................           12         64,758
Top Reit, Inc. (a) ................................           11         42,455
United Urban Investment Corp. (a) .................           14         59,863
                                                                   ------------
                                                                      3,256,105
                                                                   ------------
MALAYSIA -- 0.3%
KLCC Property Holdings Berhad (a) .................       28,700         26,580
SP Setia Berhad (a) ...............................       39,700         44,829
Starhill Real Estate Investment Trust (a) .........       27,900          6,587
                                                                   ------------
                                                                         77,996
                                                                   ------------
NETHERLANDS -- 1.6%
Corio NV (a) ......................................        5,351        260,928
Eurocommercial Properties NV (a) ..................        2,298         70,961
VastNed Retail NV (a) .............................        1,250         62,242
                                                                   ------------
                                                                        394,131
                                                                   ------------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust (a) ...........................       55,892         25,356
Goodman Property Trust (a) ........................       51,687         30,467
ING Property Trust (a) ............................       43,508         17,173
Kiwi Income Property Trust (a) ....................       55,943         32,599
                                                                   ------------
                                                                        105,595
                                                                   ------------
PHILIPPINES -- 0.6%
Ayala Land, Inc. (a) ..............................      385,177         64,660
Robinsons Land Corp. (a) ..........................       83,650         11,786
SM Prime Holdings, Inc. (a) .......................      340,521         62,866
                                                                   ------------
                                                                        139,312
                                                                   ------------
POLAND -- 0.3%
Echo Investment SA (a) (b) ........................       18,296         15,858
Globe Trade Centre SA (a) (b) .....................        8,764         60,745
                                                                   ------------
                                                                         76,603
                                                                   ------------
SINGAPORE -- 3.8%
Ascendas Real Estate Investment Trust (A-REIT) (a)        70,000         76,372
Cambridge Industrial Trust (a) ....................       55,000         13,254
CapitaCommercial Trust (a) ........................      115,000         64,836
CapitaLand Ltd. (a) ...............................      177,500        451,629
CapitaMall Trust (a) ..............................      145,000        139,558
Frasers Commercial Trust (a) ......................       44,600          7,399
Guocoland Ltd. (a) ................................       13,000         14,431

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 100.3% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
SINGAPORE -- 3.8% (CONTINUED)
Mapletree Logistics Trust (a) .....................       73,000   $     27,907
Singapore Land Ltd. (a) ...........................        9,000         33,198
Starhill Global REIT (a) ..........................       20,000          8,745
Suntec Real Estate Investment Trust (a) ...........      106,000         62,823
United Industrial Corp. Ltd. (a) ..................       29,000         36,021
                                                                   ------------
                                                                        936,173
                                                                   ------------
SOUTH AFRICA -- 0.4%
Capital Property Fund (a) .........................       22,672         17,428
Fountainhead Property Trust (a) ...................       73,656         52,579
Hosken Consolidated Investments Ltd. (a) (b) ......          214          1,262
SA Corporate Real Estate Fund (a) .................       59,252         19,418
Sycom Property Fund (a) ...........................        7,585         16,205
                                                                   ------------
                                                                        106,892
                                                                   ------------
SPAIN -- 0.0%
Martinsa-Fadesa SA (b) ............................           49            502
                                                                   ------------

SWEDEN -- 0.6%
Castellum AB (a) ..................................       11,800         75,027
Fabege AB (a) .....................................        9,300         31,367
Kungsleden AB (a) .................................        9,926         45,727
                                                                   ------------
                                                                        152,121
                                                                   ------------
SWITZERLAND -- 0.9%
PSP Swiss Property AG (a) (b) .....................        3,012        143,774
Swiss Prime Site AG (a) (b) .......................        1,701         83,241
                                                                   ------------
                                                                        227,015
                                                                   ------------
TURKEY -- 0.1%
Is Gayrimenkul Yatirim Ortakligi AS (a) ...........       17,365         12,042
                                                                   ------------

UNITED KINGDOM -- 7.3%
Big Yellow Group plc (a) ..........................        6,400         36,195
British Land Co. plc (a) ..........................       61,691        388,849
Brixton plc (a) ...................................       18,559         12,388
Capital & Regional plc (a) ........................        4,407          2,344
Derwent London plc (a) ............................        6,974        107,584
Grainger plc (a) (b) ..............................        9,632         23,224
Great Portland Estates plc (a) ....................       22,323         80,886
Hammerson plc (a) .................................       49,373        250,406
Land Securities Group plc (a) .....................       54,230        422,369
Liberty International plc (a) .....................       37,777        247,742
Minerva plc (a) (b) ...............................       11,125          2,432
Quintain Estates & Development plc (a) ............        9,547          7,985
Segro plc (a) .....................................      405,307        163,913
Shaftesbury plc (a) ...............................       10,010         49,773
Workspace Group plc (a) ...........................       55,977         13,153
                                                                   ------------
                                                                      1,809,243
                                                                   ------------

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 100.3% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 41.5%
Acadia Realty Trust ...............................        2,810   $     36,671
Alexander's, Inc. (b) .............................          192         51,763
Alexandria Real Estate Equities, Inc. .............        2,800        100,212
AMB Property Corp. ................................       10,359        194,853
American Campus Communities, Inc. .................        3,726         82,643
Apartment Investment & Management Co. - Class A ...        8,204         72,605
Ashford Hospitality Trust, Inc. ...................        6,891         19,364
AvalonBay Communities, Inc. .......................        5,598        313,152
BioMed Realty Trust, Inc. .........................        6,956         71,160
Boston Properties, Inc. ...........................        9,655        460,544
Brandywine Realty Trust ...........................        9,000         67,050
BRE Properties, Inc. ..............................        3,700         87,912
Brookfield Properties Corp. .......................       14,364        114,481
Camden Property Trust .............................        4,500        124,200
CBL & Associates Properties, Inc. .................        9,178         49,469
Cedar Shopping Centers, Inc. ......................        3,240         14,645
Colonial Properties Trust .........................        3,187         23,584
Corporate Office Properties Trust .................        4,065        119,226
Cousins Properties, Inc. ..........................        3,148         26,755
DCT Industrial Trust, Inc. ........................       14,175         57,834
Developers Diversified Realty Corp. ...............        9,642         47,053
DiamondRock Hospitality Co. .......................        7,800         48,828
Digital Realty Trust, Inc. ........................        5,010        179,608
Douglas Emmett, Inc. ..............................        8,604         77,350
Duke Realty Corp. .................................       15,857        139,066
DuPont Fabros Technology, Inc. ....................        2,500         23,550
EastGroup Properties, Inc. ........................        1,800         59,436
Education Realty Trust, Inc. ......................        1,900          8,151
Equity Lifestyle Properties, Inc. .................        1,600         59,488
Equity One, Inc. ..................................        2,521         33,428
Equity Residential ................................       19,335        429,817
Essex Property Trust, Inc. ........................        1,890        117,615
Extra Space Storage, Inc. .........................        6,075         50,726
Federal Realty Investment Trust ...................        4,164        214,529
FelCor Lodging Trust, Inc. ........................        4,520         11,119
First Industrial Realty Trust, Inc. ...............        2,716         11,815
First Potomac Realty Trust ........................        1,947         18,983
Forest City Enterprises, Inc. - Class A ...........        8,300         54,780
HCP, Inc. .........................................       19,305        409,073
Health Care REIT, Inc. ............................        7,845        267,515
Healthcare Realty Trust, Inc. .....................        4,300         72,369
Hersha Hospitality Trust ..........................        3,500          8,680
Highwoods Properties, Inc. ........................        4,954        110,821
Home Properties, Inc. .............................        2,300         78,430

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 100.3% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 41.5% (CONTINUED)
Hospitality Properties Trust ......................        7,900   $     93,931
Host Hotels & Resorts, Inc. .......................       42,268        354,629
HRPT Properties Trust .............................       16,400         66,584
Inland Real Estate Corp. ..........................        5,000         35,000
Kilroy Realty Corp. ...............................        3,000         61,620
Kimco Realty Corp. ................................       26,662        267,953
Kite Realty Group Trust ...........................        4,300         12,556
LaSalle Hotel Properties ..........................        4,491         55,419
Liberty Property Trust ............................        7,479        172,316
Macerich Co. (The) ................................        5,582         98,308
Mack-Cali Realty Corp. ............................        5,471        124,739
Mid-America Apartment Communities, Inc. ...........        2,000         73,420
Nationwide Health Properties, Inc. ................        7,280        187,387
Parkway Properties, Inc. ..........................        1,200         15,600
Pennsylvania Real Estate Investment Trust .........        3,000         15,000
Post Properties, Inc. .............................        3,304         44,406
ProLogis ..........................................       31,357        252,737
PS Business Parks, Inc. ...........................        1,040         50,378
Public Storage, Inc. ..............................        9,107        596,326
Ramco-Gershenson Properties Trust .................        1,300         13,013
Regency Centers Corp. .............................        5,640        196,892
Saul Centers, Inc. ................................          849         25,105
Senior Housing Properties Trust ...................        8,607        140,466
Simon Property Group, Inc. ........................       19,670      1,011,635
SL Green Realty Corp. .............................        5,337        122,431
Sovran Self Storage, Inc. .........................        1,600         39,360
Sun Communities, Inc. .............................        1,300         17,914
Sunstone Hotel Investors, Inc. ....................        5,170         27,660
Tanger Factory Outlet Centers, Inc. ...............        2,265         73,454
Taubman Centers, Inc. .............................        3,800        102,068
TravelCenters of America LLC (b) ..................           30             66
UDR, Inc. .........................................       10,564        109,126
Universal Health Realty Income Trust ..............          800         25,216
U-Store-It Trust ..................................        3,400         16,660
Ventas, Inc. ......................................       11,113        331,834
Vornado Realty Trust ..............................       11,660        525,065
Washington Real Estate Investment Trust ...........        4,127         92,321
Weingarten Realty Investors .......................        8,473        122,943
                                                                   ------------
                                                                     10,191,891
                                                                   ------------

TOTAL COMMON STOCKS (Cost $44,786,989) ............                $ 24,667,452
                                                                   ------------

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
RIGHTS -- 0.1%                                            SHARES       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 0.1%
Shaftesbury plc - Nil Paid Rights (b) (Cost $23,617)       6,673   $     13,517
                                                                   ------------

================================================================================
CASH EQUIVALENTS -- 0.8%                                  SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund -
   Class Y, 0.00% (c) (Cost $207,854) .............      207,854   $    207,854
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 101.2%
   (Cost $45,018,460) .............................                $ 24,888,823

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%) ...                    (288,763)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 24,600,060
                                                                   ============

(a) Fair value priced (Note 1). Fair valued securities totaled $12,991,969 at June 30, 2009, representing 52.8% of net assets.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

The Wells Dow Jones U.S. REIT Index Fund (formerly, Wells Dow Jones Wilshire U.S. REIT Index Fund) (the "REIT Index Fund") and the Wells Dow Jones Global RESI Index Fund (formerly, Wells Dow Jones Wilshire Global RESI Index Fund) (the "Global Index Fund") (collectively, the "Funds") are each a diversified series of the Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The REIT Index Fund was capitalized on December 22, 1997, when Wells Capital, Inc., an affiliate of the Fund's investment manager, Wells Asset Management, Inc. (the "Adviser"), purchased the initial 10,000 Class A shares of the REIT Index Fund at $10 per share. The public offering of Class A shares of the REIT Index Fund commenced on March 2, 1998. The REIT Index Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares of the REIT Index Fund commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively. The public offering of Class A and Class C shares of the Global Index Fund commenced on December 29, 2006. The Global Index Fund had no operations prior to the public offering of Class A and Class C shares. The public offering of Class I shares of the Global Index Fund commenced on January 10, 2007.

The REIT Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones U.S. Select Real Estate Investment Trust Index.

The Global Index Fund seeks to replicate as closely as possible, before fees and expenses, the total return performance of the Dow Jones Global Select Real Estate Securities Index.

The REIT Index Fund has issued four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the REIT Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Effective as of the close of business on April 30, 2007, no new or subsequent investments are permitted in Class B shares of the REIT Index Fund, except through the reinvestment of dividends or capital gain distributions.

The Global Index Fund currently offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Global Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class I shares are available for purchase only by clients of certain financial intermediaries;
(3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Index Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2009:
--------------------------------------------------------------------------------
                                                     WELLS DOW       WELLS DOW
                                                       JONES           JONES
                                                     U.S. REIT      GLOBAL RESI
VALUATION INPUTS                                     INDEX FUND     INDEX FUND
--------------------------------------------------------------------------------
Level 1 - Quoted Prices .........................   $102,732,701   $ 11,896,854
Level 2 - Other Significant Observable Inputs ...             --     12,991,969
Level 3 - Significant Unobservable Inputs .......             --             --
                                                    ------------   ------------
Total ...........................................   $102,732,701   $ 24,888,823
                                                    ============   ============
--------------------------------------------------------------------------------

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on these financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following is a summary of the inputs used to value the Global Index Fund's investments as of June 30, 2009 by security type as required by FSP 157-4:

--------------------------------------------------------------------------------
                          LEVEL 1        LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common stocks:
   Australia .......  $         --   $  2,353,291   $         --   $  2,353,291
   Austria .........            --        250,667             --        250,667
   Belgium .........            --        168,890             --        168,890
   Brazil ..........       149,021             --             --        149,021
   Canada ..........     1,026,089             --             --      1,026,089
   France ..........            --      1,308,951             --      1,308,951
   Hong Kong .......       307,980      1,560,252             --      1,868,232
   Japan ...........            --      3,256,105             --      3,256,105
   Netherlands .....            --        394,131             --        394,131
   Philippines .....            --        139,312             --        139,312
   Singapore .......            --        936,173             --        936,173
   Swedan ..........            --        152,121             --        152,121
   Switzerland .....            --        227,015             --        227,015
   United Kingdom ..        13,517      1,809,243             --      1,822,760
   United States ...    10,191,891             --             --     10,191,891
   Other countries .           502        435,818             --        436,320
Cash equivalents ...       207,854             --             --        207,854
                      ------------   ------------   ------------   ------------
Total ..............  $ 11,896,854   $ 12,991,969   $         --   $ 24,888,823
                      ============   ============   ============   ============
--------------------------------------------------------------------------------

As of June 30, 2009, all of the securities held by the REIT Index Fund were valued using Level 1 inputs. See the REIT Index Fund's Schedule of Investments for a summary of the Level 1 inputs by industry type.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares is equal to the net asset value per share.

The redemption price per share of each class of shares of each Fund is equal to the net asset value per share. However, Class B shares of the REIT Index Fund are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares of each Fund are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. It is anticipated that a portion of the distributions paid during the six months ended June 30, 2009 may be designated by the Funds as a "return of capital." The specific amount to be designated as a return of capital cannot be determined until after the close of the calendar year, since the Funds do not receive the necessary tax information from Real Estate Investment Trusts ("REITs") and/or Real Estate Operating Companies ("REOCs") and other securities in which the Funds invest until that time. Therefore, the tax character of distributions paid during the six months ended June 30, 2009 listed in the following tables is an estimate only. The Funds will disclose the actual amounts of return of capital distributions for each class of shares in the Funds' Annual Report for the year ending December 31, 2009, and the specific information related to each shareholder account will be provided on the 2009 Form 1099-DIV, which will be mailed on or before February 28, 2010.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The tax character of distributions paid during the periods ended June 30, 2009 and December 31, 2008 is as follows:

WELLS DOW JONES U.S. REIT INDEX FUND
--------------------------------------------------------------------------------
                                                      RETURN OF
                 PERIOD     ORDINARY    LONG-TERM      CAPITAL        TOTAL
                 ENDED       INCOME   CAPITAL GAINS  (NONTAXABLE)  DISTRIBUTIONS
--------------------------------------------------------------------------------
Class A          6/30/09   $1,066,452   $       --    $  984,417    $ 2,050,869
                12/31/08   $3,554,306   $8,853,605    $3,573,569    $15,981,480

Class B          6/30/09   $  189,288   $       --    $  174,728    $   364,016
                12/31/08   $  585,862   $1,761,651    $  754,945    $ 3,102,458

Class C          6/30/09   $  294,748   $       --    $  272,075    $   566,823
                12/31/08   $  832,809   $2,592,028    $1,080,986    $ 4,505,823

Class I          6/30/09   $   13,564   $       --    $   12,520    $    26,084
                12/31/08   $   27,205   $  142,582    $   38,656    $   208,443
--------------------------------------------------------------------------------

WELLS DOW JONES GLOBAL RESI INDEX FUND
--------------------------------------------------------------------------------
                                                      RETURN OF
                 PERIOD      ORDINARY    LONG-TERM     CAPITAL        TOTAL
                 ENDED        INCOME   CAPITAL GAINS (NONTAXABLE)  DISTRIBUTIONS
--------------------------------------------------------------------------------
Class A          6/30/09   $  357,746    $      --    $  112,972    $   470,718
                12/31/08   $  602,498    $      --    $  155,789    $   758,287

Class C          6/30/09   $   55,321    $      --    $   17,470    $    72,791
                12/31/08   $  115,468    $      --    $   45,628    $   161,096

Class I          6/30/09   $   16,053    $      --    $    5,070    $    21,123
                12/31/08   $   65,015    $      --    $   15,053    $    80,068
--------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2009:
--------------------------------------------------------------------------------
                                                    WELLS DOW       WELLS DOW
                                                     JONES            JONES
                                                    U.S. REIT      GLOBAL RESI
                                                   INDEX FUND      INDEX FUND
--------------------------------------------------------------------------------
Federal income tax cost .......................  $ 200,664,877    $  47,312,699
                                                 =============    =============
Gross unrealized appreciation .................  $   1,431,901    $     814,206
Gross unrealized depreciation .................    (99,364,077)     (23,238,082)
                                                 -------------    -------------
Net unrealized depreciation ...................    (97,932,176)     (22,423,876)
Net unrealized appreciation on translation of
   assets and liabilities in foreign currencies             --              895
Capital loss carryforward .....................             --         (313,431)
Post-October losses ...........................     (7,525,953)      (1,120,459)
Other losses ..................................    (22,027,436)      (2,553,941)
                                                 -------------    -------------
Accumulated deficit ...........................  $(127,485,565)   $ (26,410,812)
                                                 =============    =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of December 31, 2008, the Global Index Fund had a capital loss carryforward for federal income tax purposes of $313,431, which expires December 31, 2016. In addition, the REIT Index Fund and the Global Index Fund had net realized losses of $7,525,953 and $1,120,459, respectively, during the period November 1, 2008 through December 31, 2008, which are treated for federal income tax purposes as arising during the Funds' tax year ending December 31, 2009. This capital loss carryforward and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

During the six months ended June 30, 2009, the Global Index Fund reclassified $16,488 of net realized gains from foreign currency transactions and the disposition of passive foreign invesment companies against undistributed net investment income on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

The majority of the dividend income recorded by the REIT Index Fund is from REITs. The majority of the dividend income recorded by the Global Index Fund is from REITs and REOCs. For tax purposes, a portion of these dividends consists of capital gains and returns of capital. Each Fund reconciles recorded amounts with the returns of capital reported by the REITs and/or REOCs shortly after calendar year-end, and an adjustment, if any, is required, is then recorded by each Fund.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended December 31, 2006 through December 31, 2008.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

2.    INVESTMENT TRANSACTIONS

During the six months ended June 30, 2009, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $14,491,108 and $30,609,470, respectively, for the REIT Index Fund and $2,714,579 and $1,521,664, respectively, for the Global Index Fund.

3.    TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to each Fund and manages each Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust.

The REIT Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. The Adviser has contractually agreed, until at least May 1, 2010, to waive fees and reimburse annual expenses in order to maintain the total annual operating expenses of Class A, Class B and Class C shares of the REIT Index Fund at or below 0.99%, 1.74% and 1.74%, respectively, of average daily net assets. The Adviser has contractually agreed, until at least May 1, 2015, to waive fees and reimburse expenses in order to maintain the total annual operating expenses of Class I shares at or below 0.74% of average daily net assets. Accordingly, the Adviser waived $226,472 of its investment advisory fees and reimbursed the REIT Index Fund for $93,574 of Class A expenses, $22,018 of Class B expenses, $35,857 of Class C expenses and $12,392 of Class I expenses during the six months ended June 30, 2009.

The Global Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Global Index Fund. The Adviser has contractually agreed, until at least December 31, 2010, to waive fees and reimburse expenses in order to maintain the total annual operating expenses of Class A, Class C and Class I shares of the Global Index Fund at or below 1.09%, 1.84% and 0.84%, respectively, of average daily net assets. Accordingly, the Adviser waived its entire investment advisory fee of $59,159 and reimbursed the Fund for $97,417 of common expenses, $27,541of Class A expenses, $13,626 of Class C expenses and $7,136 of Class I expenses during the six months ended June 30, 2009.

SUB-ADVISORY AGREEMENTS
The Tuckerman Group, LLC ("Tuckerman") has been retained by the Adviser to manage the REIT Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Tuckerman, the Adviser and the Trust. The Adviser (not the REIT Index Fund) pays Tuckerman a quarterly fee at the annual rate of 0.09% of the REIT Index Fund's average daily net assets.

Tuckerman has also been retained by the Adviser to manage the Global Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Tuckerman, the Adviser and the Trust. The Adviser (not the Global Index Fund) pays Tuckerman a quarterly fee at the annual rate of 0.25% of the Global Index Fund's average daily net assets.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for each Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of 0.08% of its average daily net assets up to $500 million; 0.05% of such assets from $500 million to $2 billion; 0.04% of such assets from $2 billion to $3 billion; and 0.03% of such assets in excess of $3 billion, subject to a minimum monthly fee of $2,000 for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of $20 per shareholder, subject to a minimum monthly fee of $1,500 for a share class with 100 or more accounts. For a share class with less than 100 accounts, the monthly fee is reduced to $500. In addition, the Funds pay Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, the REIT Index Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the REIT Index Fund's average net assets, and the Global Index Fund pays Ultimus a base fee of $4,000 per month plus an asset based fee computed as a percentage of the Global Index Fund's average net assets. In addition, each Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the "Underwriter") serves as the exclusive agent for the distribution of shares of each Fund. During the six months ended June 30, 2009, the Underwriter earned fees of $9,582 and $2,392 from underwriting and broker commissions on the sale of Class A shares of the REIT Index Fund and the Global Index Fund, respectively. In addition, the Underwriter collected $13,844 in contingent deferred sales loads on redemption of Class B shares of the REIT Index Fund and $5,025 and $163 in contingent deferred sales loads on redemptions of Class C shares of the REIT Index Fund and the Global Index Fund, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT
Under the terms of a Sub-Distribution Agreement with Ultimus Fund Distributors, LLC (the "Sub-Distributor"), the Underwriter retains the Sub-Distributor to assist in the distribution of shares of each Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS OF DISTRIBUTION
The Trust has adopted plans of distribution under which each class of shares of each Fund, other than Class I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of each Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan is 1.00% of the REIT Index Fund's average daily net assets attributable to Class B shares. The annual limitation for payment of expenses pursuant to the Class C Plan is 1.00% of each Fund's average daily net assets attributable to Class C shares. During the six months ended June 30, 2009, the REIT Index Fund's Class A, Class B and Class C shares paid distribution expenses of $84,638, $71,076 and $107,404, respectively, and the Global Index Fund's Class A and Class C shares paid distribution expenses of $21,970 and $15,495, respectively. There are no plans of distribution for Class I shares.

4.    FOREIGN CURRENCY TRANSLATION

With respect to the Global Index Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.    The  market  values  of  investment   securities   and  other  assets  and
      liabilities will be translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses will be translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Global Index Fund will not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations will be included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Global Index Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Global Index Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Global Index Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Global Index Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Global Index Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Global Index Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses will be included in the Global Index Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of June 30, 2009, the Global Index Fund had forward foreign currency exchange contracts outstanding as follows:

--------------------------------------------------------------------------------
                                                                        NET
                                                                    UNREALIZED
                                              INITIAL     MARKET   APPRECIATION
SETTLEMENT DATE  (TO DELIVER)   TO RECEIVE     VALUE      VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
Contracts
7/2/2009 .....     (4,000) CHF   4,571 AUD   $  (3,695)  $  (3,678)  $      17
7/2/2009 .....     (5,000) EUR   8,710 AUD      (7,042)     (7,013)         29
7/2/2009 .....    (45,000) GBP  74,003 USD     (74,003)    (74,108)       (105)
7/2/2009 .....    (71,000) HKD  11,374 AUD      (9,195)     (9,161)         34
7/2/2009 ..... (3,100,000) JPY  39,928 AUD     (32,280)    (32,129)        151
7/2/2009 .....     (6,500) NZD   5,198 AUD      (4,202)     (4,211)         (9)
7/2/2009 .....    (37,000) SEK   5,954 AUD      (4,813)     (4,776)         37
7/2/2009 .....     (4,200) SGD   3,600 AUD      (2,911)     (2,902)          9
                                             ---------   ---------   ---------
Total Contracts                              $(138,141)  $(137,978)  $     163
                                             =========   =========   =========
--------------------------------------------------------------------------------

AUD - Australian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound Sterling
HKD - Hong Kong Dollar
JPY - Japanese Yen
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - U.S. Dollar

6.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.    BANK LINE OF CREDIT

The REIT Index Fund has secured a $10,000,000 line of credit through its custodian bank. Borrowings under this arrangement incur interest at a rate per annum equal to the Prime Rate minus 0.50% at the time of borrowing. During the six months ended June 30, 2009, the REIT Index Fund incurred $4,562 of interest expense related to borrowings. Average debt outstanding during the six months ended June 30, 2009 was $330,939. As of June 30, 2009, the REIT Index Fund had no outstanding borrowings.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

8.    CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

WELLS DOW JONES U.S. REIT INDEX FUND
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED       YEAR ENDED
                                                      JUNE 30,      DECEMBER 31,
                                                        2009            2008
--------------------------------------------------------------------------------
CLASS A
Shares sold .....................................      2,198,330      5,728,463
Shares issued in reinvestment of distributions
   to shareholders ..............................        551,998      2,933,119
Shares redeemed .................................     (6,562,915)    (7,546,501)
                                                    ------------   ------------
Net increase (decrease) in shares outstanding ...     (3,812,587)     1,115,081
Shares outstanding, beginning of period .........     21,720,481     20,605,400
                                                    ------------   ------------
Shares outstanding, end of period ...............     17,907,894     21,720,481
                                                    ============   ============

CLASS B
Shares sold .....................................          9,649         16,837
Shares issued in reinvestment of distributions
   to shareholders ..............................         96,162        548,627
Shares redeemed .................................       (710,711)    (1,289,426)
                                                    ------------   ------------
Net decrease in shares outstanding ..............       (604,900)      (723,962)
Shares outstanding, beginning of period .........      4,260,921      4,984,883
                                                    ------------   ------------
Shares outstanding, end of period ...............      3,656,021      4,260,921
                                                    ============   ============

CLASS C
Shares sold .....................................        367,221        746,370
Shares issued in reinvestment of distributions
   to shareholders ..............................        156,857        828,281
Shares redeemed .................................     (1,203,477)    (2,030,311)
                                                    ------------   ------------
Net decrease in shares outstanding ..............       (679,399)      (455,660)
Shares outstanding, beginning of period .........      6,366,274      6,821,934
                                                    ------------   ------------
Shares outstanding, end of period ...............      5,686,875      6,366,274
                                                    ============   ============

CLASS I
Shares sold .....................................         36,715        293,983
Shares issued in reinvestment of distributions
   to shareholders ..............................          7,110         30,135
Shares redeemed .................................       (177,187)       (35,634)
                                                    ------------   ------------
Net increase (decrease) in shares outstanding ...       (133,362)       288,484
Shares outstanding, beginning of period .........        344,859         56,375
                                                    ------------   ------------
Shares outstanding, end of period ...............        211,497        344,859
                                                    ============   ============
--------------------------------------------------------------------------------

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

WELLS DOW JONES GLOBAL RESI INDEX FUND
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED       YEAR ENDED
                                                      JUNE 30,      DECEMBER 31,
                                                        2009            2008
--------------------------------------------------------------------------------
CLASS A
Shares sold .....................................        782,152      3,084,314
Shares issued in reinvestment of distributions
   to shareholders ..............................        107,691        110,832
Shares redeemed .................................       (640,733)      (792,399)
                                                    ------------   ------------
Net increase in shares outstanding ..............        249,110      2,402,747
Shares outstanding, beginning of period .........      4,563,765      2,161,018
                                                    ------------   ------------
Shares outstanding, end of period ...............      4,812,875      4,563,765
                                                    ============   ============

CLASS C
Shares sold .....................................         89,729        355,479
Shares issued in reinvestment of distributions
   to shareholders ..............................         18,916         22,908
Shares redeemed .................................       (130,392)      (384,941)
                                                    ------------   ------------
Net decrease in shares outstanding ..............        (21,747)        (6,554)
Shares outstanding, beginning of period .........        879,103        885,657
                                                    ------------   ------------
Shares outstanding, end of period ...............        857,356        879,103
                                                    ============   ============

CLASS I
Shares sold .....................................         13,551         82,239
Shares issued in reinvestment of distributions
   to shareholders ..............................          5,082         10,237
Shares redeemed .................................        (85,269)      (130,035)
                                                    ------------   ------------
Net decrease in shares outstanding ..............        (66,636)       (37,559)
Shares outstanding, beginning of period .........        266,232        303,791
                                                    ------------   ------------
Shares outstanding, end of period ...............        199,596        266,232
                                                    ============   ============
--------------------------------------------------------------------------------

9.    RECENT ACCOUNTING PRONOUNCEMENT

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards CodificationTM" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated this new statement and has determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

10.   SUBSEQUENT EVENTS

In May 2009, the FASB issued SFAS No. 165, "Subsequent Events" ("SFAS No. 165"). The Trust has adopted SFAS No. 165 with these financial statements. SFAS No. 165 requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate  cannot  be made.  In  addition,  SFAS No.  165  requires  the Funds to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of the Funds' financial statements on August 14, 2009 and has noted no such events.

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2009 - June 30, 2009).

The tables below illustrate each class of each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
============================================================================================================
                                                               BEGINNING         ENDING           EXPENSES
                                                             ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING
                                                            JANUARY 1, 2009   JUNE 30, 2009        PERIOD*
------------------------------------------------------------------------------------------------------------
WELLS DOW JONES U.S. REIT INDEX FUND - CLASS A
Based on Actual Fund Return.............................       $ 1,000.00      $   864.60         $   4.58
Based on Hypothetical 5% Return (before expenses).......       $ 1,000.00      $ 1,019.89         $   4.96
WELLS DOW JONES U.S. REIT INDEX FUND - CLASS B
Based on Actual Fund Return.............................       $ 1,000.00      $   860.90         $   8.03
Based on Hypothetical 5% Return (before expenses).......       $ 1,000.00      $ 1,016.17         $   8.70
WELLS DOW JONES U.S. REIT INDEX FUND - CLASS C
Based on Actual Fund Return.............................       $ 1,000.00      $   861.80         $   8.03
Based on Hypothetical 5% Return (before expenses).......       $ 1,000.00      $ 1,016.17         $   8.70
WELLS DOW JONES U.S. REIT INDEX FUND - CLASS I
Based on Actual Fund Return.............................       $ 1,000.00      $   866.00         $   3.42
Based on Hypothetical 5% Return (before expenses).......       $ 1,000.00      $ 1,021.12         $   3.71
WELLS DOW JONES GLOBAL RESI INDEX FUND - CLASS A
Based on Actual Fund Return.............................       $ 1,000.00      $   989.80         $   5.38
Based on Hypothetical 5% Return (before expenses).......       $ 1,000.00      $ 1,019.39         $   5.46
WELLS DOW JONES GLOBAL RESI INDEX FUND - CLASS C
Based on Actual Fund Return.............................       $ 1,000.00      $   986.20         $   9.06
Based on Hypothetical 5% Return (before expenses).......       $ 1,000.00      $ 1,015.67         $   9.20
WELLS DOW JONES GLOBAL RESI INDEX FUND - CLASS I
Based on Actual Fund Return.............................       $ 1,000.00      $   990.90         $   4.15
Based on Hypothetical 5% Return (before expenses).......       $ 1,000.00      $ 1,020.63         $   4.21
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios for the period as stated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


      Wells Dow Jones U.S. REIT Index Fund - Class A                    0.99%
      Wells Dow Jones U.S. REIT Index Fund - Class B                    1.74%
      Wells Dow Jones U.S. REIT Index Fund - Class C                    1.74%
      Wells Dow Jones U.S. REIT Index Fund - Class I                    0.74%
      Wells Dow Jones Global RESI Index Fund - Class A                  1.09%
      Wells Dow Jones Global RESI Index Fund - Class C                  1.84%
      Wells Dow Jones Global RESI Index Fund - Class I                  0.84%

WELLS FAMILY OF REAL ESTATE FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that each Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

WELLS FAMILY OF REAL ESTATE FUNDS               --------------------------------
6200 The Corners Parkway
Norcross, Georgia 30092
                                                              WELLS
BOARD OF TRUSTEES                                      DOW JONES U.S. REIT
Leo F. Wells III                                           INDEX FUND
William H. Keogler, Jr.
Neil H. Strickland
W. Wayne Woody                                                WELLS
                                                        DOW JONES GLOBAL
INVESTMENT ADVISER                                       RESI INDEX FUND
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092                         --------------------------------

SUB-ADVISER
The Tuckerman Group, LLC                               SEMI-ANNUAL REPORT
4 International Drive, Suite 230                          JUNE 30, 2009
Rye Brook, New York 10573                                  (UNAUDITED)

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092                                  [LOGO OMITTED]
                                                              WELLS
INDEPENDENT REGISTERED                                  REAL ESTATE FUNDS
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center                             --------------------------------
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT                                  --------------------------------
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Leo F. Wells III
                              --------------------------------------------------
                                    Leo F. Wells III, President

Date        August 18, 2009
         ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Leo F. Wells III
                              --------------------------------------------------
                                    Leo F. Wells III, President

Date          August 18, 2009
         ----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          August 18, 2009
         ----------------------------

* Print the name and title of each signing officer under his or her signature.